SHAREHOLDERS' EQUITY (Narrative)(Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			33 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Mar. 24, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted	$ 2.89	$ 3.76	$ 4.31
Options issued	434,571	625,959	392,879
Options exercised	268,022	287,928	473,616
Options cancelled	144,854	115,503	92,323
Share repurchase program					$ 12,000
Ordinary share repurchased, shares				1,084,778
Ordinary share repurchased				$ 11,965
Total intrinsic value of options outstanding	$ 4,703	$ 1,259		4,703
Options exercisable at year-end	2,699	979		2,699
Total intrinsic value of options exercised	$ 1,342	$ 505	$ 2,328
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation cost related to non-vested employee options	$ 1,866			1,866
Unrecognized compensation cost, recognition period	4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options term	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Unrecognized compensation cost related to non-vested employee options	$ 1,817			$ 1,817
Unrecognized compensation cost, recognition period		4 years
Total RSUs issued as of date	762,237	644,094	451,647	762,237
Total RSUs vested as of date	447,095	376,623	343,718	447,095
Total RSUs cancelled as of date	36,822	14,682	9,609	36,822
RSUs issued	118,143	192,447	44,707
Weighted average fair values at grant date	$ 11.53	$ 11.51	$ 10.08
Total intrinsic value of RSU's vested	$ 927	$ 322	$ 236
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Employee Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued	11,795,497
Options exercised	5,377,629
Options cancelled	4,639,003
Options exercisable at year-end	$ 746,732			$ 746,732